Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Dates
31-Aug-2023
Actual/360 Days
31
30/360 Days
30
15-Sep-2023
15-Sep-2023
Collection Period No.
10
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Aug-2023
13-Sep-2023
14-Sep-2023
15-Sep-2023
15-Aug-2023
15-Aug-2023
Summary
Beginning
Balance
0.00
491,044,032.28
657,000,000.00
124,000,000.00
Principal
Payment
0.00
55,206,329.11
0.00
0.00
Ending
Balance
0.00
435,837,703.17
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
79.662813
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.628914
1.000000
1.000000
1,272,044,032.28
1,216,837,703.17
55,206,329.1
1
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,319,920,067.12
150,057,471.09
1,469,977,538.21
47,876,034.84
1,264,713,738.01
143,772,959.12
1,408,486,697.13
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
2,152,409.67
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
3.105930
4.341667
4.375000
Interest & Principal
Payment
0.00
57,358,738.78
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
82.768743
4.341667
4.375000
$60,753,713.78
T
otal
$5,547,384.67

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
66,251,240.81
0.00
66,251,240.81
58,183,228.95
5,537,425.90
1,303,345.32
998,006.49
0.00
0.00
229,234.15
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,224,981.28
0.00
0.00
5,547,384.67
0.00
0.00
55,206,329.11
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
66,251,240.81
4,272,545.75
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,224,981.28
0.00
0.00
0.00
1,224,981.28
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,547,384.67
0.00
2,152,409.67
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
5,547,384.67
0.00
2,152,409.67
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,547,384.67
5,547,384.67
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
55,206,329.11
0.00
0.00
0.00
55,206,329.11
Aggregate Principal Distributabl
e
Amount
55,206,329.11
55,206,329.11
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,079.82
212,154.33
229,234.15
4,787,603.48
0.00
17,079.82
17,079.82
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Pool Statistics
Pool Data
4.48%
43.85
24.11
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,469,977,538.21
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,408,486,697.13
45,045
46,206
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
35,388,968.92
22,794,260.03
0.00
3,307,612.13
Pool Factor
65.94%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
45,045
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.91%
0.75%
0.22%
0.12%
100.00%
1,393,175,760.49
10,526,363.26
3,128,020.82
1,656,552.56
1,408,486,697.13
44,743
215
57
30
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.340%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,048.14
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.849%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
9,741,221.49
1,032,497.88
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
84
607
Losses
(1)
Amount
3,307,612.13
1,296,997.66
978,116.59
Number of Receivables
Number of Receivables
Amount
23,628,581.80
9,649,817.95
4,237,542.36
Current
Cumulative
0.456%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.861%
Prior Collection Period
1.100 % Second Prior
Collection
Period
1.090
%
Third
Prior
Collection
Period
0.346%